UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Large Company Growth Fund

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 14.2%
Automobiles 0.9%
Harley-Davidson, Inc.	45,900	2,906,388
Hotels Restaurants & Leisure 1.9%
McDonald's Corp.	64,600	3,118,888
Starbucks Corp.*	88,700	2,751,474

		5,870,362
Household Durables 1.0%
Fortune Brands, Inc.	37,300	2,987,730
Media 3.0%
McGraw-Hill Companies, Inc.	70,400	4,613,312

Omnicom Group, Inc.	43,950	4,602,004

		9,215,316
Multiline Retail 3.6%
Kohl's Corp.*	51,600	3,820,464
Nordstrom, Inc.	28,100	1,543,252
Target Corp.	98,500	5,847,945

		11,211,661
Specialty Retail 2.6%
Best Buy Co., Inc.	33,300	1,553,445
Lowe's Companies, Inc.	77,100	2,356,176
Staples, Inc.	174,950	4,338,760

		8,248,381
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.*	74,400	3,632,952
Consumer Staples 12.6%
Beverages 3.9%
Diageo PLC	168,407	3,566,325
PepsiCo, Inc.	127,640	8,435,728

		12,002,053
Food & Staples Retailing 2.7%
Shoppers Drug Mart Corp.	34,900	1,590,766
Wal-Mart Stores, Inc.	31,100	1,490,312
Walgreen Co.	121,000	5,311,900

		8,392,978
Food Products 2.9%
Dean Foods Co.	65,500	2,386,165
Groupe Danone	18,196	3,008,295
Kellogg Co.	53,500	2,830,685
Royal Numico NV (a)	16,900	935,418

		9,160,563
Household Products 3.1%
Colgate-Palmolive Co.	42,750	2,895,885
Procter & Gamble Co.	103,700	6,668,947

		9,564,832
Energy 12.7%
Energy Equipment & Services 6.5%
Baker Hughes, Inc.	71,500	5,747,885
Noble Corp.	34,300	2,888,403
Schlumberger Ltd.	99,700	7,360,851
Transocean, Inc.*	48,140	4,149,668

		20,146,807
Oil, Gas & Consumable Fuels 6.2%
ConocoPhillips	45,690	3,168,601
Devon Energy Corp.	74,400	5,421,528
EOG Resources, Inc.	47,900	3,517,776
Valero Energy Corp.	45,900	3,223,557
XTO Energy, Inc.	74,766	4,057,551

		19,389,013
Financials 6.8%
Capital Markets 4.2%
Lehman Brothers Holdings, Inc.	37,500	2,823,000

Merrill Lynch & Co., Inc.	41,800	3,771,614
The Goldman Sachs Group, Inc.	17,300	3,781,953
UBS AG (Registered)	39,933	2,617,013

		12,993,580
Consumer Finance 0.9%
American Express Co.	48,500	2,942,495
Diversified Financial Services 0.5%
Chicago Mercantile Exchange Holdings, Inc. "A"	2,700	1,395,225
Insurance 1.2%
Aflac, Inc.	70,500	3,619,470
Health Care 18.6%
Biotechnology 5.4%
Amgen, Inc.*	50,800	3,258,312
Genentech, Inc.*	73,500	5,879,265
Gilead Sciences, Inc.*	91,800	7,501,896

		16,639,473
Health Care Equipment & Supplies 5.9%
Baxter International, Inc.	104,300	5,906,509
C.R. Bard, Inc.	36,900	3,067,497
Medtronic, Inc.	94,300	4,991,299
Zimmer Holdings, Inc.*	49,300	4,460,664

		18,425,969
Health Care Providers & Services 1.9%
Laboratory Corp. of America Holdings*	22,000	1,736,680
UnitedHealth Group, Inc.	76,400	4,053,784

		5,790,464
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.*	29,200	1,520,152
Pharmaceuticals 4.9%
Abbott Laboratories	67,400	3,816,188
Eli Lilly & Co.	27,400	1,620,162
Johnson & Johnson	154,606	9,928,797

		15,365,147
Industrials 9.5%
Aerospace & Defense 2.5%
Honeywell International, Inc.	51,200	2,774,016
United Technologies Corp.	72,500	4,866,925

		7,640,941
Air Freight & Logistics 1.3%
FedEx Corp.	38,200	4,027,808
Electrical Equipment 1.8%
Emerson Electric Co.	119,400	5,610,606
Industrial Conglomerates 2.4%
General Electric Co.	204,750	7,547,085
Machinery 1.5%
Caterpillar, Inc.	40,900	2,970,158
Parker Hannifin Corp.	17,600	1,621,664

		4,591,822

Information Technology 22.6%
Communications Equipment 2.8%
Cisco Systems, Inc.*	202,890	5,425,279
QUALCOMM, Inc.	72,900	3,193,020

		8,618,299
Computers & Peripherals 4.8%
Apple, Inc.*	69,200	6,906,160
EMC Corp.*	242,300	3,678,114
International Business Machines Corp.	42,700	4,364,367

		14,948,641
Electronic Equipment & Instruments 0.6%
Mettler-Toledo International, Inc.*	19,200	1,874,304
Internet Software & Services 2.7%
eBay, Inc.*	78,400	2,660,896
Google, Inc. "A"*	6,500	3,063,970
Yahoo!, Inc.*	97,600	2,736,704

		8,461,570
IT Services 3.5%
Accenture Ltd. "A"	120,000	4,692,000
Fiserv, Inc.*	52,200	2,775,474
Paychex, Inc.	90,700	3,364,970

		10,832,444
Semiconductors & Semiconductor Equipment 3.3%
Broadcom Corp. "A"*	56,750	1,847,212
Intel Corp.	152,860	3,286,490
Texas Instruments, Inc.	142,400	4,894,288

		10,027,990
Software 4.9%
Adobe Systems, Inc.*	77,000	3,200,120
Electronic Arts, Inc.*	52,900	2,666,689
Microsoft Corp.	312,200	9,347,268

		15,214,077
Materials 2.3%
Chemicals
Ecolab, Inc.	73,200	3,146,868
Monsanto Co.	41,900	2,471,681
Praxair, Inc.	23,900	1,542,745

		7,161,294

Total Common Stocks (Cost $185,186,894)		307,977,892
Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 5.33% (b) (c) (Cost $861,080)	861,080	861,080
Cash Equivalents 1.1%
Cash Management QP Trust, 5.31% (b) (Cost $3,453,486)	3,453,486	3,453,486
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 189,501,460)	100.7	312,292,458
Other Assets and Liabilities, Net	(0.7)	(2,115,018)

Net Assets	100.0	310,177,440

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2007 amounted to $819,936 which is 0.3% of net assets.
(b)	An affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007